Unaudited Proforma Results of Operation (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Business Acquisition [Line Items]
Revenue	$ 13,210,893	$ 18,825,381	$ 30,478,153	$ 42,774,609
Income (loss) from operations	$ (28,020,419)	$ 1,485,527	$ (87,741,410)	$ 7,211,533